Income taxes	12 Months Ended
Mar. 31, 2023
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2023	2022
	$	$

Current
Related to current year	2,880	1,214
Related to prior years	(411)	(111)
	2,469	1,103
Deferred
Related to current year	(6,338)	(27,831)
Related to prior years	(350)	(193)
	(6,688)	(28,024)

Total income tax recovery	(4,219)	(26,921)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax expense (recovery) computed by applying Canadian statutory rates as follows:

	2023	2022
	$	$

Loss before income taxes	(1,074,228)	(315,354)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(284,671)	(83,589)
Impact of rate differential of foreign jurisdiction	9,944	7,078
Non-deductible share-based compensation and related costs	33,771	20,208
Acquisition-related compensation and transaction-related costs	1,267	1,480
Other non-deductible expenses (credits) and non-taxable amounts	728	(192)
Adjustment related to prior years	(761)	(304)
Goodwill impairment	198,409	—
Changes in unrecognized benefits of deferred tax assets	38,673	27,972
Impact of foreign exchange and other	(1,579)	426

Total income tax recovery	(4,219)	(26,921)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2023	2022

Deferred tax assets	$	$
Property and equipment	3,179	2,402
Non-capital losses carried forward	49,467	78,292
Lease liabilities	6,045	6,354
Deferred revenue	530	1,217
Interest expenses carried forward	3,170	5,852
Other	17,760	6,338
Total deferred tax assets	80,151	100,455

Deferred tax liabilities
Property and equipment	(562)	(299)
Intangible assets	(67,972)	(97,647)
Lease right-of-use assets	(5,028)	(5,140)
Other	(6,288)	(4,048)
Total deferred tax liabilities	(79,850)	(107,134)

Net deferred tax assets (liabilities)	301	(6,679)

As presented on the consolidated balance sheets:
Deferred tax assets	301	154
Deferred tax liabilities	—	(6,833)

Net deferred tax assets (liabilities)	301	(6,679)
2023

	Balance as at March 31, 2022	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2023
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,103	514	—	2,617
Intangible assets	(97,647)	29,675	—	(67,972)
Lease liabilities	6,354	(309)	—	6,045
Lease right-of-use assets	(5,140)	112	—	(5,028)
Non-capital losses carried forward	78,292	(28,825)	—	49,467
Deferred revenue	1,217	(687)	—	530
Interest expenses carried forward	5,852	(2,682)	—	3,170
Other	2,290	8,890	292	11,472

Net deferred tax assets (liabilities)	(6,679)	6,688	292	301
2022

	Balance as at March 31, 2021	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2022
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,061	75	(33)	2,103
Intangible assets	(50,476)	22,042	(69,213)	(97,647)
Lease liabilities	6,073	5	276	6,354
Lease right-of-use assets	(5,000)	86	(226)	(5,140)
Non-capital losses carried forward	41,308	3,439	33,545	78,292
Deferred revenue	1,011	206	—	1,217
Interest expenses carried forward	5,188	664	—	5,852
Other	(1,351)	1,507	2,134	2,290

Net deferred tax assets (liabilities)	(1,186)	28,024	(33,517)	(6,679)
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unused tax credits as follows:

	2023	2022
	$	$

Deductible temporary differences	63,695	60,237
Non-capital losses	587,407	394,067
Research and development expenditures	21,760	15,456
	672,862	469,760
As at March 31, 2023, the Company and its subsidiaries have non-capital losses of $587,407 (2022 - $394,067) available to reduce future taxable income for which the benefits have not been recognized. From this amount, $320,344 (2022 - $226,403) expires from calendar year 2024 to 2043, while $267,063 (2022 - $167,664) has no expiry date.
There was no change in statutory tax rate for the financial year.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2023, the Company recorded a Canadian provision for refundable tax credits of $4,077 (2022 – $3,933). This amount has been recorded as a reduction of research and development and e-business development expenditures for the year.
As at March 31, 2023, the Company has available Canadian federal non-refundable investment tax credits of $2,598 (2022 – $2,548) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2033. The Company also has a non-refundable e-business tax credit of $4,823 (2022 – $3,772) which may reduce Canadian provincial income taxes payable in future years. These non-refundable credits begin to expire in 2035.
The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.